Notes Payable (Details)		1 Months Ended								3 Months Ended			6 Months Ended		12 Months Ended			67 Months Ended
	May 31, 2018 USD ($) $ / shares	May 31, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 USD ($) shares	May 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 USD ($) $ / shares shares	May 31, 2015 USD ($)	May 31, 2010 USD ($)
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 25,000	$ 160,000	$ 53,723	$ 158,667	$ 52,416							$ 238,723	$ 0	$ 211,083	$ 57,940
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		125,000	800,000	268,615	793,335	262,080
Convertible Notes Payable										$ 16,550			16,550
Amortization of Debt Discount (Premium)													256,703	56,446	366,126	0
Debt Instrument, Unamortized Discount					$ 30,913					24,089	$ 30,913		24,089		30,913	0
Debt Instrument, Face Amount	$ 40,000						$ 40,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%						9.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.20						$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature							The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Debt Instrument, Convertible, Beneficial Conversion Feature												$ 895,000		895,000	895,000	0
Gain (Loss) on Extinguishment of Debt								$ (40,869)		0		0	0	0	0	(40,869)
Converted Account Payable to Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt										0		1,647	489	3,293
Repayments of Convertible Debt													9,823
Debt Instrument, Face Amount									$ 131,722
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Term									3 years
The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt													26,445	14,343	53,564
Convertible Debt, Current										0			$ 0
Debt Conversion, Original Debt, Amount											$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares											1,055,415		268,615
Convertible Notes Payable												232,960		232,960
Amortization of Debt Discount (Premium)										$ 44,904		56,446			366,126
Amortization of Debt Issuance Costs and Discounts													$ 155,939
Debt Instrument, Unamortized Discount												248,082		248,082
Debt Instrument, Face Amount	$ 895,000						$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%						9.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.20						$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature	shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Number of Note Holders											3
Bridge Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount								$ 10,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares								341,000
Gain (Loss) on Extinguishment of Debt								$ (40,869)
Note Payable, Long Time Vendor [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt															9,586	6,586
The 2018 Convertible Notes, Due January 30, 2021 [Member]
Notes Payable (Details) [Line Items]
Convertible Notes Payable	550,000						$ 550,000
The 2018 Convertible Notes, Due March 31, 2021 [Member]
Notes Payable (Details) [Line Items]
Convertible Notes Payable	$ 345,000						$ 345,000
Convertible Debt [Member]
Notes Payable (Details) [Line Items]
Convertible Debt, Current					$ 0						$ 0				0	2,018
Convertible Debt [Member] | Bridge Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt															$ 0	$ 0
Debt Conversion, Original Debt, Amount																		$ 535,000
Debt Instrument, Unamortized Discount																	$ 545,000
Debt Instrument, Face Amount																	$ 545,000
Debt Instrument, Term																	1 year
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																	$ 0.10
Debt Instrument, Convertible, Terms of Conversion Feature																	If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.
Class of Warrant or Rights, Granted (in Shares) | shares																	5,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 0.20
Debt Instrument, Convertible, Beneficial Conversion Feature																	$ 1,473,710
Other Noncash Expense																	1,341,884
Debt Instrument, Convertible, Carrying Amount of Equity Component																	1,719,666
Excess Value of Warrant Liability																	1,326,492
Derivative Liability, Current																	$ 2,668,371
Convertible Debt [Member] | Bridge Note [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
Convertible Debt [Member] | Bridge Note [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Convertible Debt [Member] | Q2 Note [Member]
Notes Payable (Details) [Line Items]
Derivative Liability, Current																			$ 545,000
Discount Related to Beneficial Conversion Feature [Member] | Convertible Debt [Member] | Bridge Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																	$ 151,826
Debt Discount Related to Warrants [Member] | Convertible Debt [Member] | Bridge Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																	$ 393,174
Principal [Member] | The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount													50,000
Convertible Notes Payable												420,000		420,000
Accrued Interest [Member] | The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount													3,723
Convertible Notes Payable												$ 61,042		$ 61,042
Conversion 2 [Member] | The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount													$ 185,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares													925,000